Condensed Parent Company Only Financial Statements: (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 1,105	$ 1,075	$ 1,162	$ 727	$ 2,329	$ 1,628	$ 807	$ (1,844)	$ 4,069	$ 2,920	$ 6,516
Increase (decrease) in:
Net cash provided by operating activities									9,339	11,216	12,394
Cash flows for investing activities:
Net cash provided by (used in) investing activities									58,219	26,925	(40,978)
Cash flows from financing activities:
Proceeds from sale of treasury stock											1,419
Proceeds from sale of common stock											28,952
Purchase of preferred stock - treasury									(18,400)
Dividends paid on preferred stock									(1,007)	(920)	(920)
Dividends paid on common stock									(598)	(1,909)	(2,272)
Net cash provided by (used in) financing activities									(79,142)	(50,365)	48,457
Net increase (decrease) in cash									(11,584)	(12,224)	19,873
Cash and cash equivalents, beginning of period				48,760				60,984	48,760	60,984	41,111
Cash and cash equivalents, end of period	37,176				48,760				37,176	48,760	60,984
HopFed [Member]
Cash flows from operating activities
Net income									4,069	2,920	6,516
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in undistributed earnings of subsidiary									1,025	(3,769)	(6,611)
Amortization of restricted stock									99	118	134
Increase (decrease) in:
Current income taxes payable									74		358
Accrued expenses									3	438	18
Net cash provided by operating activities									5,270	(293)	415
Cash flows for investing activities:
Investment in subsidiary											(10,000)
Net cash provided by (used in) investing activities											(10,000)
Cash flows from financing activities:
Proceeds from sale of treasury stock											1,419
Proceeds from sale of common stock											28,952
Purchase of preferred stock - treasury									(18,400)
Dividends paid on preferred stock									(1,007)	(920)	(920)
Dividends paid on common stock									(602)	(1,909)	(2,272)
Net cash provided by (used in) financing activities									(20,009)	(2,829)	27,179
Net increase (decrease) in cash									(14,739)	(3,122)	17,594
Cash and cash equivalents, beginning of period				17,602				20,724	17,602	20,724	3,130
Cash and cash equivalents, end of period	$ 2,863				$ 17,602				$ 2,863	$ 17,602	$ 20,724